Value Line Strategic Asset Management Trust

Schedule of Investments

March 31, 2020 (Unaudited)

Shares		Value
Common Stocks — 71.8%
Consumer Discretionary — 7.1%
Retail — 7.1%
6,400	AutoZone, Inc. *	$5,414,400
12,000	Domino's Pizza, Inc.	3,888,840
7,800	O'Reilly Automotive, Inc. *	2,348,190
75,600	TJX Companies, Inc. (The)	3,614,436
		15,265,866
Consumer Staples — 4.1%
Household Products — 2.0%
67,000	Church & Dwight Co., Inc.	4,300,060

Retail — 2.1%
16,000	Costco Wholesale Corp.	4,562,080
		8,862,140
Financials — 1.7%
Commercial Services — 0.9%
8,000	S&P Global, Inc.	1,960,400

Insurance — 0.8%
60,500	Arch Capital Group, Ltd. *	1,721,830
		3,682,230
Healthcare — 12.4%
Electronics — 3.1%
9,700	Mettler-Toledo International, Inc. *	6,697,947

Healthcare Products — 8.5%
43,200	Danaher Corp.	5,979,312
27,000	IDEXX Laboratories, Inc. *	6,540,480
20,000	Thermo Fisher Scientific, Inc.	5,672,000
		18,191,792
Healthcare Services — 0.8%
5,600	IQVIA Holdings, Inc. *	604,016
4,000	UnitedHealth Group, Inc.	997,520
		1,601,536
		26,491,275
Industrials — 25.0%
Aerospace & Defense — 7.8%
55,000	HEICO Corp.	4,103,550
10,100	Northrop Grumman Corp.	3,055,755
23,700	Teledyne Technologies, Inc. *	7,045,299
8,000	TransDigm Group, Inc.	2,561,520
		16,766,124
Commercial Services — 3.7%
48,369	IHS Markit, Ltd.	2,902,140
139,000	Rollins, Inc. (1)	5,023,460
		7,925,600
Electrical Equipment — 2.6%
78,575	AMETEK, Inc.	5,658,971

Electronics — 3.3%
22,800	Roper Technologies, Inc.	7,109,268

Environmental Control — 3.1%
85,250	Waste Connections, Inc.	6,606,875

Housewares — 2.0%
65,300	Toro Co. (The)	4,250,377

Machinery Diversified — 1.0%
15,500	IDEX Corp.	2,140,705

Transportation — 1.5%
22,000	Union Pacific Corp.	3,102,880
		53,560,800
Information Technology — 11.2%
Commercial Services — 0.2%
4,900	WEX, Inc. *	512,295

Computers — 1.8%
23,000	Accenture PLC Class A	3,754,980

Diversified Financial Services — 2.3%
20,000	MasterCard, Inc. Class A	4,831,200

Software — 6.9%
19,000	ANSYS, Inc. *	4,416,930
25,000	Cadence Design Systems, Inc. *	1,651,000
38,000	Fiserv, Inc. *	3,609,620
35,600	Salesforce.com, Inc. *	5,125,688
		14,803,238
		23,901,713
Materials — 3.1%
Chemicals — 2.4%
33,400	Ecolab, Inc.	5,204,722

Miscellaneous Manufacturers — 0.5%
9,500	AptarGroup, Inc.	945,630

Packaging & Containers — 0.2%
6,000	Ball Corp.	387,960
		6,538,312

Value Line Strategic Asset Management Trust

Schedule of Investments

March 31, 2020 (Unaudited)

Shares		Value
Common Stocks— 71.8% (Continued)
Real Estate — 5.9%
REITS — 5.9%
23,000	American Tower Corp. REIT	$5,008,250
28,500	SBA Communications Corp. REIT	7,694,145
		12,702,395
Utilities — 1.3%
Electric — 1.3%
12,000	NextEra Energy, Inc.	2,887,440

Total Common Stocks (Cost $51,952,168)		153,892,171

Principal Amount		Value
Asset-Backed Securities — 1.5%
$200,000	Capital One Multi-Asset Execution Trust, Series 2015-A2, Class A2, 2.08%, 3/15/23	$199,868
41,175	CarMax Auto Owner Trust, Series 2016-4, Class A3, 1.40%, 8/15/21	41,085
250,000	Chase Issuance Trust, Series 2012-A7, Class A7, 2.16%, 9/15/24	255,214
99,377	Chrysler Capital Auto Receivables Trust, Series 2016-BA, Class A4, 1.87%, 2/15/22 (2)	99,153
155,043	Ford Credit Auto Owner Trust, Series 2016-C, Class A4, 1.40%, 2/15/22	154,623
200,000	Ford Credit Auto Owner Trust, Series 2015-2, Class A, 2.44%, 1/15/27 (2)	198,140
230,773	GM Financial Automobile Leasing Trust, Series 2018-3, Class A3, 3.18%, 6/21/21	231,116
155,000	GM Financial Automobile Leasing Trust, Series 2018-3, Class A4, 3.30%, 7/20/22	155,713
350,000	GM Financial Automobile Leasing Trust, Series 2019-2, Class A4, 2.72%, 3/20/23	350,116
200,000	GMF Floorplan Owner Revolving Trust, Series 2017-2, Class A1, 2.13%, 7/15/22 (2)	199,394
250,000	Hyundai Auto Lease Securitization Trust, Series 2019-A, Class A4, 3.05%, 12/15/22 (2)	248,306
187,871	Hyundai Auto Receivables Trust, Series 2019-A, Class A2, 2.67%, 12/15/21	188,322
250,000	Mercedes-Benz Auto Lease Trust, Series 2019-B, Class A2, 2.01%, 12/15/21	249,749
250,000	Nissan Auto Receivables Owner Trust, Series 2017-A, Class A4, 2.11%, 5/15/23	250,443
115,000	Toyota Auto Receivables Owner Trust, Series 2018-D, Class A3, 3.18%, 3/15/23	116,972
200,000	Toyota Auto Receivables Owner Trust, Series 2018-A, Class A4, 2.52%, 5/15/23	203,000
Total Asset-Backed Securities (Cost $3,129,455)		3,141,214

Value Line Strategic Asset Management Trust

Schedule of Investments

March 31, 2020 (Unaudited)

Principal Amount		Value
Commercial Mortgage-Backed Securities— 3.7%
$250,000	BANK, Series 2017-BNK8, Class A4, 3.49%, 11/15/50	$267,950
460,326	Citigroup Commercial Mortgage Trust, Series 2014-GC25, Class AAB, 3.37%, 10/10/47	469,257
100,000	COMM Mortgage Trust, Series 2013-CR6, Class A4, 3.10%, 3/10/46	102,047
100,000	COMM Mortgage Trust, Series 2014-UBS2, Class AM, 4.20%, 3/10/47	102,381
250,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K034, Class A2, 3.53%, 7/25/23 (3)	267,947
225,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K726, Class A2, 2.91%, 4/25/24	236,396
250,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K728, Class A2, 3.06%, 8/25/24 (3)	266,197
550,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K733, Class A2, 3.75%, 8/25/25	607,825
250,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K055, Class A2, 2.67%, 3/25/26	267,400
178,131	FHLMC Multifamily Structured Pass-Through Certificates, Series K058, Class A1, 2.34%, 7/25/26	187,113
250,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K062, Class A2, 3.41%, 12/25/26	279,769
250,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K065, Class A2, 3.24%, 4/25/27	281,148
222,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K067, Class A2, 3.19%, 7/25/27	249,642
140,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K069, Class A2, 3.19%, 9/25/27 (3)	157,403
250,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K071, Class A2, 3.29%, 11/25/27	283,334
250,000	FREMF Mortgage Trust, Series 2013-K24, Class B, 3.50%, 11/25/45 (2)(3)	246,576
100,000	FREMF Mortgage Trust, Series 2013-K34, Class B, 3.73%, 9/25/46 (2)(3)	98,381
300,000	FREMF Mortgage Trust, Series 2014-K717, Class B, 3.63%, 11/25/47 (2)(3)	297,930
225,000	FREMF Mortgage Trust, Series 2015-K43, Class B, 3.73%, 2/25/48 (2)(3)	218,351
200,000	GNMA, Series 2013-12, Class B, 2.10%, 11/16/52 (3)	198,162
77,638	GS Mortgage Securities Trust, Series 2012-GCJ7, Class A4, 3.38%, 5/10/45	78,375
250,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C5, Class A4, 3.18%, 8/15/45	251,854
165,378	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C6, Class A4, 2.86%, 11/15/45	165,550
250,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C20, Class A4, 3.25%, 2/15/48	254,641
200,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C26, Class A3, 3.21%, 10/15/48	205,734
150,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C26, Class A5, 3.53%, 10/15/48	155,100
200,000	Morgan Stanley Capital I Trust, Series 2019-H6, Class A4, 3.42%, 6/15/52	211,229
250,000	Morgan Stanley Capital I Trust, Series 2019-L3, Class ASB, 3.07%, 11/15/52	260,373
250,000	Morgan Stanley Capital I Trust, Series 2019-L3, Class A4, 3.13%, 11/15/52	261,947
142,122	Wells Fargo Commercial Mortgage Trust, Series 2017-C40, Class A1, 2.11%, 10/15/50	141,847
100,000	Wells Fargo Commercial Mortgage Trust, Series 2019-C50, Class ASB, 3.64%, 5/15/52	107,259
149,999	Wells Fargo Commercial Mortgage Trust, Series 2015-NXS2, Class ASB, 3.46%, 7/15/58	154,065
312,951	Wells Fargo Commercial Mortgage Trust, Series 2015-C30, Class A3, 3.41%, 9/15/58	328,475
198,179	WFRBS Commercial Mortgage Trust, Series 2011-C5, Class A4, 3.67%, 11/15/44	201,230
Total Commercial Mortgage-Backed Securities (Cost $7,675,952)		7,862,888
Corporate Bonds & Notes — 8.4%
Basic Materials — 0.3%
Chemicals — 0.3%
230,000	Celanese U.S. Holdings LLC, Guaranteed Notes, 4.63%, 11/15/22 (1)	223,936
150,000	FMC Corp., Senior Unsecured Notes, 3.45%, 10/1/29	141,672
200,000	LYB International Finance B.V., Guaranteed Notes, 4.00%, 7/15/23	204,256
125,000	NOVA Chemicals Corp., Senior Unsecured Notes, 5.25%, 6/1/27 (1)(2)	105,312
		675,176
Communications — 0.9%
Advertising — 0.1%
125,000	Omnicom Group, Inc., Senior Unsecured Notes, 2.45%, 4/30/30	113,496

Value Line Strategic Asset Management Trust

Schedule of Investments

March 31, 2020 (Unaudited)

Principal Amount		Value
Internet — 0.2%
$150,000	Amazon.com, Inc., Senior Unsecured Notes, 4.80%, 12/5/34	$195,277
175,000	Netflix, Inc., Senior Unsecured Notes, 4.88%, 4/15/28 (1)	180,250
		375,527
Media — 0.2%
200,000	Charter Communications Operating LLC/Charter Communications Operating Capital, Senior Secured Notes, 4.91%, 7/23/25	212,319
200,000	Comcast Corp., Guaranteed Notes, 3.95%, 10/15/25 (1)	217,468
100,000	Discovery Communications LLC, Guaranteed Notes, 4.90%, 3/11/26 (1)	104,036
		533,823
Telecommunications —0.4%
200,000	AT&T, Inc., Senior Unsecured Notes, 3.80%, 2/15/27 (1)	208,702
200,000	Motorola Solutions, Inc., Senior Unsecured Notes, 4.60%, 5/23/29	201,720
250,000	Verizon Communications, Inc., Senior Unsecured Notes, 4.50%, 8/10/33	294,679
125,000	Vodafone Group PLC, Senior Unsecured Notes, 4.25%, 9/17/50 (1)	128,480
		833,581
		1,856,427
Consumer, Cyclical — 0.5%
Auto Manufacturers — 0.1%
200,000	General Motors Financial Co., Inc., Guaranteed Notes, 3.70%, 5/9/23	179,898
150,000	Toyota Motor Credit Corp. GMTN, Senior Unsecured Notes, 3.45%, 9/20/23	155,672
		335,570
Auto Parts & Equipment — 0.1%
150,000	Dana, Inc., Senior Unsecured Notes, 5.50%, 12/15/24	130,877

Home Builders — 0.2%
175,000	Lennar Corp., Guaranteed Notes, 4.88%, 12/15/23	171,500
100,000	Lennar Corp., Guaranteed Notes, 6.63%, 5/1/20	99,875
125,000	Toll Brothers Finance Corp., Guaranteed Notes, 4.88%, 11/15/25	118,750
		390,125
Lodging — 0.1%
100,000	Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., Guaranteed Notes, 4.63%, 4/1/25	93,000
250,000	Marriott International, Inc., Senior Unsecured Notes, 3.75%, 3/15/25	218,200
		311,200
		1,167,772
Consumer, Non-cyclical — 1.2%
Beverages — 0.3%
125,000	Anheuser-Busch InBev Worldwide, Inc., Guaranteed Notes, 4.90%, 1/23/31	138,536
175,000	Coca-Cola Femsa S.A.B. de C.V., Guaranteed Notes, 2.75%, 1/22/30	170,971
150,000	Constellation Brands, Inc., Guaranteed Notes, 5.25%, 11/15/48	158,710
125,000	PepsiCo, Inc., Senior Unsecured Notes, 2.88%, 10/15/49	129,309
		597,526
Commercial Services — 0.1%
150,000	Global Payments, Inc., Senior Unsecured Notes, 4.80%, 4/1/26 (1)	149,254

Healthcare Products — 0.2%
250,000	Abbott Laboratories, Senior Unsecured Notes, 3.75%, 11/30/26 (1)	279,001
150,000	Boston Scientific Corp., Senior Unsecured Notes, 3.75%, 3/1/26	157,306
		436,307
Healthcare Services — 0.4%
150,000	Anthem, Inc., Senior Unsecured Notes, 3.35%, 12/1/24 (1)	152,704
200,000	HCA, Inc., Guaranteed Notes, 5.38%, 2/1/25	204,500
250,000	Humana, Inc., Senior Unsecured Notes, 3.13%, 8/15/29 (1)	237,094
150,000	UnitedHealth Group, Inc., Senior Unsecured Notes, 4.63%, 11/15/41 (1)	185,394
		779,692
Pharmaceuticals — 0.2%
125,000	AbbVie, Inc., Senior Unsecured Notes, 2.95%, 11/21/26 (2)	125,574
150,000	Bristol-Myers Squibb Co., Senior Unsecured Notes, 5.25%, 8/15/43 (2)	203,743
200,000	Zoetis, Inc., Senior Unsecured Notes, 3.25%, 2/1/23	203,929
		533,246
		2,496,025

Value Line Strategic Asset Management Trust

Schedule of Investments

March 31, 2020 (Unaudited)

Principal Amount		Value
Energy — 0.5%
Oil & Gas — 0.3%
$100,000	Continental Resources, Inc., Guaranteed Notes, 4.50%, 4/15/23	$55,536
150,000	Marathon Oil Corp., Senior Unsecured Notes, 3.85%, 6/1/25 (1)	108,073
250,000	Marathon Petroleum Corp., Senior Unsecured Notes, 5.13%, 12/15/26	247,507
150,000	Murphy Oil Corp., Senior Unsecured Notes, 5.75%, 8/15/25 (1)	80,265
150,000	Valero Energy Corp., Senior Unsecured Notes, 6.63%, 6/15/37 (1)	157,270
		648,651
Pipelines — 0.2%
150,000	Magellan Midstream Partners L.P., Senior Unsecured Notes, 4.25%, 9/15/46	124,815
150,000	Spectra Energy Partners L.P., Guaranteed Notes, 4.75%, 3/15/24	144,115
150,000	TransCanada PipeLines, Ltd., Senior Unsecured Notes, 4.88%, 5/15/48 (1)	155,572
		424,502
		1,073,153
Financial — 3.5%
Banks — 1.8%
200,000	Australia & New Zealand Banking Group, Ltd., Subordinated Notes, 4.50%, 3/19/24 (1)(2)	206,471
175,000	Banco Bilbao Vizcaya Argentaria S.A., Senior Unsecured Notes, 3.00%, 10/20/20	173,823
150,000	Bank of Nova Scotia (The), Senior Unsecured Notes, 2.70%, 8/3/26	151,243
200,000	Barclays PLC, Senior Unsecured Notes, 4.34%, 1/10/28 (1)	203,307
250,000	Canadian Imperial Bank of Commerce, Senior Unsecured Notes, 2.25%, 1/28/25	247,039
141,000	Citigroup, Inc., Subordinated Notes, 5.30%, 5/6/44	165,563
200,000	Citigroup, Inc., Senior Unsecured Notes, 3-month LIBOR + 0.90%, 3.35%, 4/24/25 (3)	204,940
200,000	Cooperatieve Rabobank UA MTN, Senior Unsecured Notes, 3.38%, 5/21/25	210,696
200,000	Fifth Third Bancorp, Senior Unsecured Notes, 3.65%, 1/25/24	207,951
100,000	Goldman Sachs Group, Inc. (The), Subordinated Notes, 6.75%, 10/1/37	132,376
100,000	Goldman Sachs Group, Inc. (The), Senior Unsecured Notes, 3.75%, 2/25/26 (1)	103,309
200,000	HSBC Holdings PLC, Senior Unsecured Notes, 4.88%, 1/14/22	203,291
150,000	Huntington Bancshares, Inc., Senior Unsecured Notes, 2.63%, 8/6/24	155,210
150,000	ING Groep N.V., Senior Unsecured Notes, 4.10%, 10/2/23 (1)	153,945
500,000	JPMorgan Chase & Co., Senior Unsecured Notes, 3.20%, 1/25/23	514,384
250,000	Kreditanstalt fuer Wiederaufbau, Guaranteed Notes, 2.63%, 4/12/21 (1)	255,325
200,000	Lloyds Banking Group PLC, Senior Unsecured Notes, 3.90%, 3/12/24 (1)	202,394
150,000	PNC Bank NA, Subordinated Notes, 2.95%, 1/30/23	152,132
250,000	Svenska Handelsbanken AB, Guaranteed Notes, 3.35%, 5/24/21	253,004
		3,896,403

Value Line Strategic Asset Management Trust

Schedule of Investments

March 31, 2020 (Unaudited)

Principal Amount		Value
Diversified Financial Services — 0.4%
$125,000	Air Lease Corp., Senior Unsecured Notes, 3.63%, 4/1/27	$104,988
200,000	Aircastle, Ltd., Senior Unsecured Notes, 4.40%, 9/25/23	191,263
110,000	Ally Financial, Inc., Senior Unsecured Notes, 4.13%, 2/13/22	105,841
150,000	Discover Financial Services, Senior Unsecured Notes, 3.95%, 11/6/24	152,295
100,000	ORIX Corp., Senior Unsecured Notes, 3.25%, 12/4/24	104,563
100,000	Stifel Financial Corp., Senior Unsecured Notes, 4.25%, 7/18/24 (1)	101,729
		760,679
Insurance — 0.6%
125,000	American International Group, Inc., Senior Unsecured Notes, 4.88%, 6/1/22 (1)	128,301
100,000	Aon Corp., Guaranteed Notes, 3.75%, 5/2/29 (1)	105,381
250,000	Berkshire Hathaway, Inc., Senior Unsecured Notes, 3.75%, 8/15/21 (1)	257,211
250,000	CNA Financial Corp., Senior Unsecured Notes, 3.95%, 5/15/24	258,537
175,000	PartnerRe Finance B LLC, Guaranteed Notes, 3.70%, 7/2/29	196,893
200,000	Principal Financial Group, Inc., Guaranteed Notes, 3.70%, 5/15/29 (1)	206,367
125,000	Willis North America, Inc., Guaranteed Notes, 2.95%, 9/15/29	118,686
		1,271,376
REITS — 0.7%
150,000	American Tower Corp., Senior Unsecured Notes, 3.70%, 10/15/49	138,284
125,000	AvalonBay Communities, Inc. GMTN, Senior Unsecured Notes, 3.45%, 6/1/25 (1)	128,237
100,000	Digital Realty Trust L.P., Guaranteed Notes, 3.60%, 7/1/29	97,470
200,000	Duke Realty L.P., Senior Unsecured Notes, 4.00%, 9/15/28	207,201
200,000	EPR Properties, Guaranteed Notes, 5.25%, 7/15/23	186,307
150,000	National Retail Properties, Inc., Senior Unsecured Notes, 2.50%, 4/15/30	133,452
125,000	Prologis L.P., Senior Unsecured Notes, 2.25%, 4/15/30 (1)	114,222
125,000	Sabra Health Care L.P., Guaranteed Notes, 3.90%, 10/15/29	111,707
225,000	Welltower, Inc., Senior Unsecured Notes, 4.25%, 4/15/28 (1)	226,699
150,000	Weyerhaeuser Co., Senior Unsecured Notes, 6.95%, 10/1/27	175,442
		1,519,021
		7,447,479
Industrial — 0.5%
Aerospace & Defense — 0.1%
250,000	L3Harris Technologies, Inc., Senior Unsecured Notes, 4.40%, 6/15/28	266,124
175,000	United Technologies Corp., Senior Unsecured Notes, 4.13%, 11/16/28	192,107
		458,231
Building Materials — 0.1%
125,000	Owens Corning, Senior Unsecured Notes, 3.95%, 8/15/29 (1)	118,000

Miscellaneous Manufacturers — 0.1%
170,000	Textron, Inc., Senior Unsecured Notes, 3.88%, 3/1/25	169,983

Packaging & Containers — 0.1%
150,000	WRKCo, Inc., Guaranteed Notes, 3.90%, 6/1/28	149,542

Transportation — 0.1%
250,000	CSX Corp., Senior Unsecured Notes, 3.35%, 9/15/49 (1)	236,386
		1,132,142
Technology — 0.5%
Computers — 0.1%
100,000	Apple, Inc., Senior Unsecured Notes, 3.75%, 11/13/47 (1)	119,913

Semiconductors — 0.2%
225,000	KLA Corp., Senior Unsecured Notes, 4.10%, 3/15/29	236,342
125,000	Lam Research Corp., Senior Unsecured Notes, 4.00%, 3/15/29	138,231
		374,573
Software — 0.2%
125,000	Adobe, Inc., Senior Unsecured Notes, 2.30%, 2/1/30	125,168
125,000	Cadence Design Systems, Inc., Senior Unsecured Notes, 4.38%, 10/15/24	123,962
200,000	Microsoft Corp., Senior Unsecured Notes, 4.45%, 11/3/45	262,997
		512,127
		1,006,613

Value Line Strategic Asset Management Trust

Schedule of Investments

March 31, 2020 (Unaudited)

Principal Amount		Value
Utilities — 0.5%
Electric — 0.4%
$100,000	CenterPoint Energy, Inc., Senior Unsecured Notes, 2.95%, 3/1/30	$94,610
300,000	Consolidated Edison Co. of New York, Inc., Senior Unsecured Notes, 4.50%, 12/1/45 (1)	331,982
150,000	Dominion Energy, Inc., Senior Unsecured Notes, 4.25%, 6/1/28	156,749
175,000	ITC Holdings Corp., Senior Unsecured Notes, 3.25%, 6/30/26	177,824
125,000	Sempra Energy, Senior Unsecured Notes, 4.00%, 2/1/48	119,660
		880,825
Gas — 0.1%
175,000	National Fuel Gas Co., Senior Unsecured Notes, 5.20%, 7/15/25	157,199
		1,038,024
Total Corporate Bonds & Notes (Cost $18,016,209)		17,892,811

Foreign Government Obligations — 0.4%
300,000	European Bank for Reconstruction & Development GMTN, Senior Unsecured Notes, 2.75%, 3/7/23	317,898
250,000	Export-Import Bank of Korea, Senior Unsecured Notes, 3.00%, 11/1/22	259,861
225,000	Mexico Government International Bond, Senior Unsecured Notes, 4.15%, 3/28/27 (1)	228,262
150,000	Panama Government International Bond, Senior Unsecured Notes, 4.00%, 9/22/24 (1)	155,250
Total Foreign Government Obligations (Cost $926,962)		961,271

Long-Term Municipal Securities — 0.9%
150,000	City of Fargo, North Dakota, Improvement Refunding Bonds, General Obligation Unlimited, Series B, 2.70%, 5/1/32	152,355
150,000	City of New York, Build America Bonds, General Obligation Unlimited, Series F1, 5.89%, 12/1/24	171,428
125,000	City of New York, General Obligation Limited, Series F, Subseries F3, 3.63%, 4/1/32	141,951
250,000	Dallas Independent School District Qualified School Construction Notes, General Obligation Limited, 5.05%, 8/15/33	277,197
300,000	District of Columbia Income Tax Secured Revenue Bonds, Build America Bonds, 4.91%, 12/1/23	336,531
125,000	Grant County Public Utility District No 2 Priest Rapids Hydroelectric Project, Revenue Bonds, 3.31%, 1/1/43	126,626
150,000	Lincoln Consolidated School District, General Obligation Limited, Series B, 4.32%, 5/1/37	162,444
100,000	New Mexico Hospital Equipment Loan Council, Presbyterian Healthcare, Revenue Bonds, Series B, 4.41%, 8/1/46	117,665
150,000	New York City Transitional Finance Authority Future Tax Secured Revenue, Subordinate Bonds, Revenue Bonds, 3.00%, 2/1/26	158,415
150,000	Texas A&M University Board, Revenue Bonds, Series B, 3.48%, 5/15/49	156,707
100,000	University of California, Taxable General Revenue Bonds, Series AC, 4.80%, 5/15/31	116,532
Total Long-Term Municipal Securities (Cost $1,834,168)		1,917,851

Value Line Strategic Asset Management Trust

Schedule of Investments

March 31, 2020 (Unaudited)

Principal Amount		Value
U.S. Government Agency Obligations — 5.1%
$250,000	FHLB, 3.00%, 10/12/21	$260,022
120,000	FHLB, 3.25%, 6/9/23	130,396
250,000	FHLB, 3.25%, 3/8/24	278,036
62,286	FHLMC, Series 4151, Class PA, 2.00%, 1/15/33	63,636
77,412	FHLMC Gold PC Pool #G05447, 4.50%, 5/1/39	84,655
536,943	FHLMC Gold PC Pool #G08732, 3.00%, 11/1/46	566,393
92,902	FHLMC Gold PC Pool #J13885, 3.50%, 12/1/25	97,777
141,406	FHLMC Gold PC Pool #J17969, 3.00%, 2/1/27	148,237
173,250	FHLMC Gold PC Pool #Q23725, 4.00%, 12/1/43	187,383
85,675	FHLMC Pool #A96409, 3.50%, 1/1/41	91,834
306,800	FHLMC Pool #AG08748, 3.50%, 2/1/47	325,864
369,963	FHLMC Pool #SD8023, 2.50%, 11/1/49	383,303
103,035	FHLMC Pool #ZT1594, 4.00%, 1/1/49	109,715
250,000	FNMA, 2.38%, 1/19/23	263,475
32,705	FNMA Pool #254733, 5.00%, 4/1/23	35,223
99,133	FNMA Pool #255667, 5.00%, 3/1/25	106,767
95,324	FNMA Pool #890236, 4.50%, 8/1/40	104,377
157,761	FNMA Pool #995245, 5.00%, 1/1/39	174,985
135,510	FNMA Pool #AA7720, 4.00%, 8/1/39	146,380
57,439	FNMA Pool #AB1259, 5.00%, 7/1/40	63,664
185,420	FNMA Pool #AB4449, 4.00%, 2/1/42	200,493
234,361	FNMA Pool #AB5472, 3.50%, 6/1/42	251,465
121,128	FNMA Pool #AB6286, 2.50%, 9/1/27	125,752
168,569	FNMA Pool #AB8144, 5.00%, 4/1/37	187,272
49,396	FNMA Pool #AD2351, 4.00%, 3/1/25	51,954
221,280	FNMA Pool #AD6374, 5.00%, 5/1/40	245,265
210,751	FNMA Pool #AH4865, 4.50%, 2/1/41	228,646
33,089	FNMA Pool #AH5434, 4.50%, 4/1/41	35,605
107,367	FNMA Pool #AH8932, 4.50%, 4/1/41	117,533
62,687	FNMA Pool #AI1019, 4.50%, 5/1/41	68,693
72,971	FNMA Pool #AI1105, 4.50%, 4/1/41	79,375
185,537	FNMA Pool #AI3052, 3.50%, 7/1/26	195,324
95,915	FNMA Pool #AJ6932, 3.00%, 11/1/26	100,519
177,238	FNMA Pool #AO2961, 4.00%, 5/1/42	191,622
700,127	FNMA Pool #AP1340, 3.50%, 7/1/42	750,517
175,953	FNMA Pool #AQ0287, 3.00%, 10/1/42	185,993
528,732	FNMA Pool #AS9459, 4.50%, 4/1/47	575,526
237,794	FNMA Pool #AT0969, 3.00%, 4/1/43	251,367
500,291	FNMA Pool #AT8849, 4.00%, 6/1/43	540,525
134,589	FNMA Pool #AU6043, 3.00%, 9/1/43	142,271
196,852	FNMA Pool #AU7025, 3.00%, 11/1/43	208,008
151,198	FNMA Pool #AU8070, 3.50%, 9/1/43	162,163
148,173	FNMA Pool #AU8846, 3.00%, 11/1/43	156,631
76,883	FNMA Pool #AY2728, 2.50%, 2/1/30	79,821
110,153	FNMA Pool #AY5005, 4.00%, 3/1/45	118,033
99,931	FNMA Pool #BD8211, 4.00%, 4/1/47	106,942
45,120	FNMA Pool #MA0799, 4.00%, 7/1/26	47,589
195,222	FNMA Pool #MA3238, 3.50%, 1/1/48	206,101
229,920	FNMA Pool #MA3614, 3.50%, 3/1/49	242,620
76,044	GNMA, 3.00%, 4/16/39	79,595
216,476	GNMA II Pool #MA1090, 3.50%, 6/20/43	231,527
110,658	GNMA II Pool #MA1520, 3.00%, 12/20/43	118,803
45,278	GNMA II Pool #MA2445, 3.50%, 12/20/44	48,138
197,688	GNMA II Pool #MA5076, 3.00%, 3/20/48	210,525
466,666	GNMA Pool #4016, 5.50%, 8/20/37	521,094
123,749	GNMA Pool #650494, 5.50%, 1/15/36	139,085
78,940	GNMA Pool #MA1375, 3.50%, 10/20/43	84,257
Total U.S. Government Agency Obligations (Cost $10,419,370)		10,908,771

U.S. Treasury Obligations — 3.4%
200,000	U.S. Treasury Bonds, 5.38%, 2/15/31 (1)	297,109
980,000	U.S. Treasury Bonds, 4.50%, 5/15/38 (1)	1,552,113
700,000	U.S. Treasury Bonds, 3.00%, 5/15/42	939,668
1,349,000	U.S. Treasury Bonds, 3.00%, 2/15/48	1,872,791
160,000	U.S. Treasury Notes, 2.00%, 4/30/24	170,700
345,000	U.S. Treasury Notes, 2.25%, 11/15/24	374,622
50,000	U.S. Treasury Notes, 2.63%, 12/31/25	56,107
100,000	U.S. Treasury Notes, 2.13%, 5/31/26	109,766
300,000	U.S. Treasury Notes, 2.88%, 5/15/28	353,719
1,200,000	U.S. Treasury Notes, 2.63%, 2/15/29	1,402,594
125,000	U.S. Treasury Notes, 1.75%, 11/15/29	137,324
Total U.S. Treasury Obligations (Cost $6,056,000)		7,266,513

Shares		Value
Short-Term Investments — 6.1%
Money Market Funds — 6.1%
473	State Street Institutional Liquid Reserves Fund, Premier Class, 0.812% (4)	473
6,718,339	State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.321% (4)	6,718,339
6,364,376	State Street Navigator Securities Lending Government Money Market Portfolio (5)	6,364,376
Total Short-Term Investments (Cost $13,082,715)		13,083,188
Total Investments — 101.3% (Cost $113,092,999)		$216,926,678
Excess Of Liabilities Over Cash And Other Assets —(1.3)%		(2,683,008)
Net Assets (6) —100.0%		$214,243,670

*	Non-income producing.

(1)	A portion or all of the security was held on loan. As of March 31, 2020, the market value of the securities on loan was $7,472,349.
(2)	Pursuant to Rule 144A under the Securities Act of 1933, this security can only be sold to qualified institutional investors.
(3)	The rate shown on floating rate securities is the rate at the end of the reporting period.
(4)	Rate reflects 7 day yield as of March 31, 2020.
(5)	Securities with an aggregate market value of $7,472,349 were out on loan in exchange for collateral including $6,364,376 of cash collateral as of March 31, 2020. The collateral was invested in a cash collateral reinvestment vehicle.
(6)	For federal income tax purposes, the aggregate cost was $113,092,999, aggregate gross unrealized appreciation was $107,254,871, aggregate gross unrealized depreciation was $3,421,192 and the net unrealized appreciation was $103,833,679.
FHLB	Federal Home Loan Bank.
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association.
FREMF	Finnish Real Estate Management Federation.
GMTN	Global Medium Term Note.
GNMA	Government National Mortgage Association.
LIBOR	London Interbank Offered Rate.
MTN	Medium Term Note.
REIT	Real Estate Investment Trust.

The Fund follows fair valuation accounting standards (FASB ASC 820-10) which establishes a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

• Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;

• Level 2 – Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;

• Level 3 – Inputs that are unobservable.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Fund's investments in securities as of March 31, 2020:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$153,892,171	$—	$—	$153,892,171
Asset-Backed Securities	—	3,141,214	—	3,141,214
Commercial Mortgage-Backed Securities	—	7,862,888	—	7,862,888
Corporate Bonds & Notes*	—	17,892,811	—	17,892,811
Foreign Government Obligations	—	961,271	—	961,271
Long-Term Municipal Securities*	—	1,917,851	—	1,917,851
U.S. Government Agency Obligations	—	10,908,771	—	10,908,771
U.S. Treasury Obligations	—	7,266,513	—	7,266,513
Short-Term Investments	13,083,188	—	—	13,083,188
Total Investments in Securities	$166,975,359	$49,951,319	$—	$216,926,678

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used.

During the period ended March 31, 2020, there were no Level 3 investments. The Schedule of Investments includes a breakdown of the Fund’s investments by category.

* See Schedule of Investments for further classification.

Information Classification: Limited Access